ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	1 Months Ended
	Jan. 31, 2013	Dec. 31, 2015	Jun. 30, 2014	Nov. 30, 2011
JingAo Solar Co., Ltd. ("JA Hebei")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Development Co., Ltd. ("JA BVI")
Organizational and principal activities
Percentage of Ownership		100.00%
Shanghai JA Solar Technology Co., Ltd. ("JA Fengxian")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar USA Inc. ("JA USA")
Organizational and principal activities
Percentage of Ownership		100.00%
Shanghai JA Solar PV Technology Co., Ltd. ("JA Zhabei")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar Hong Kong Limited ("JA Hong Kong")
Organizational and principal activities
Percentage of Ownership		100.00%
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. ("JA Lianyungang")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Yangzhou PV Technology Co., Ltd. ("JA Yangzhou PV")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar GmbH ("JA GmbH")
Organizational and principal activities
Percentage of Ownership		100.00%
Shanghai Jinglong Solar Technology Co., Ltd. ("JA Jinglong")
Organizational and principal activities
Percentage of Ownership		100.00%
Donghai JA Solar Technology Co., Ltd. ("JA Wafer R&D")
Organizational and principal activities
Percentage of Ownership		100.00%
JA (Hefei) Renewable Energy Co., Ltd. ("JA Hefei Renewable Energy")
Organizational and principal activities
Percentage of Ownership		100.00%
Hefei JA Solar Technology Co., Ltd. ("JA Hefei Technology")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar Investment China Co., Ltd ("JA Investment")
Organizational and principal activities
Percentage of Ownership		100.00%
Silver Age Holdings Limited ("Silver Age")
Organizational and principal activities
Percentage of Ownership		100.00%
Full Shine Holdings Limited ("Full Shine")
Organizational and principal activities
Percentage of Ownership		100.00%
Solar Silicon Valley Electronic Science and Technology Co., Ltd. ("Solar Silicon Valley")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar Japan Limited ("JA Japan")
Organizational and principal activities
Percentage of Ownership		100.00%
Dunhuang JA Solar Power Development Co., Ltd ("JA Dunhuang")
Organizational and principal activities
Percentage of Ownership		100.00%
Hebei Ningjin Songgong Semiconductor Co., Ltd. ("Ningjin Songgong")
Organizational and principal activities
Percentage of Ownership		65.00%
Hebei Ningjin Songgong Semiconductor Co., Ltd. ("Ningjin Songgong") | M.SETEK
Organizational and principal activities
Equity interest acquired (as a percent)	65.00%
JA Solar Investment (Hong Kong) Limited
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar Australia PTY Limited
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Technology Co., LTD
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (Shexian) Co,. Ltd
Organizational and principal activities
Percentage of Ownership		100.00%
Aiyouen Power Electric (Yinchuan) Company Limited
Organizational and principal activities
Percentage of Ownership		65.00%
Beijing JA Solar PV Technology Co., Ltd
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (Huanghua) Co,. Ltd
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar South Africa (PTY) Limited
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (Yanchi) Co,. Ltd
Organizational and principal activities
Percentage of Ownership		100.00%
JA New Energy Development (Hebei) Co., Ltd
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (Chifeng) Co., Ltd
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (Wulanchabu) Co., Ltd
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar Malaysia Sdn. Bhd
Organizational and principal activities
Percentage of Ownership		100.00%
Jingneng New Energy Development (Renxian) Co., Ltd.
Organizational and principal activities
Percentage of Ownership		100.00%
Jingneng New Energy Development (Lincheng) Co., Ltd. ("Lincheng Jingneng")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (Jarud) Co., Ltd.
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar Technology (Karamay) Co., Ltd."
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar (Xingtai) Co., Ltd.
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric Hoboksar) Co., Ltd.
Organizational and principal activities
Percentage of Ownership		100.00%
Silver Age Holdings Limited ("Silver Age")
Organizational and principal activities
Percentage of equity interest acquired				100.00%
Full Shine Holdings Limited ("Full Shine")
Organizational and principal activities
Percentage of equity interest acquired				100.00%
Solar Silicon Valley Electronic Science and Technology Co., Ltd. ("Solar Silicon Valley")
Organizational and principal activities
Percentage of equity interest acquired				100.00%
JA MEMC
Organizational and principal activities
Percentage of interest acquired			50.00%